Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
At Closing, the 2021 Long-Term Incentive Plan, or the 2021 Plan, and the 2021 Employee Stock Purchase Plan, or the ESPP, became effective. As of December 31, 2021, 7,418,937 and 1,030,033 shares of common stock were available under the 2021 Plan and ESPP, respectively. The 2021 Plan and ESPP provide that on January 1 of each year commencing January 1, 2022, the 2021 Plan and the ESPP reserve will automatically increase in an amount equal to the lesser of (a) 5% and 1%, respectively, of the number of shares of the Company’s common stock outstanding on December 31 of the preceding year and (b) a number of shares of common stock determined by the Company’s board of directors. In December 2021, the Company’s board of directors determined that there would be no automatic increase in the number of shares reserved under the 2021 Plan or the ESPP on January 1, 2022.
Under the 2021 Plan, the Company can grant non-statutory stock options, or NSOs, incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, performance awards and other forms of awards. Under the ESPP, eligible employees are permitted to purchase shares of the Company’s common stock at the lower of 85% of the closing trading price per share of the Company’s common stock on the first day of the offering or 85% of the closing trading price per share on the exercise date, which will occur on the last day of each offering.
Prior to the Closing, Legacy Humacyte had two equity incentive plans, the 2015 Omnibus Incentive Plan, as amended, or the 2015 Plan, and the 2005 Stock Option Plan, or the 2005 Plan. As a result of the Merger, no further awards may be granted under either the 2015 plan or the 2005 Plan. All awards previously granted and outstanding as of the effective date of the Merger, which totaled 5,886,706 and 518,432 shares of common stock reserved for options issued under the 2015 Plan and 2005 Plan, respectively, were adjusted to reflect the impact of the Merger as set forth in the Merger Agreement, but otherwise remain in effect pursuant to their original terms. The shares underlying any award granted under the 2021 Plan or the 2015 Plan that are forfeited, cancelled or reacquired by the Company prior to vesting, that expire or that are paid out in cash rather than shares will become available for grant and issuance under the 2021 Plan.
The Company’s stock option plans allow for the grant of awards that the Company believes aid in aligning the interests of these persons with those of its stockholders. The Company’s board of directors determines the specific terms of equity incentive grants, including the exercise price per share and vesting period for option awards. Option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant.
The Company has granted options that include either a service-based or performance-based vesting condition, or both, and a 10-year contractual term. The service-based vesting condition for the plans is generally satisfied over 36 to 48 months from the date of grant. The performance-based vesting conditions are satisfied upon the attainment of certain product development milestones. The Company recognizes stock-based compensation expense based on the grant date fair value of the awards measured using the Black-Scholes option pricing model. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis over the requisite service period.
Compensation expense related to awards with performance-based vesting conditions is recognized over the requisite service period using the accelerated attribution method to the extent achievement of the performance-based condition is probable. The Company does not recognize compensation expense related to awards with performance-based vesting conditions until it is probable that the performance-based vesting condition will be achieved. Forfeitures are accounted for as they occur.
Option awards under the Company’s option plans generally provide for accelerated vesting of the unvested portions of any option award in the event of an involuntary termination, as such term is defined in the relevant stock option agreement, of a grantee’s employment during the period that commences 30 days prior to the effective date of a corporate transaction and that ends 12 months following the effective date of such transaction. Additionally, the Company’s board of directors may, in its sole discretion, accelerate the vesting of any unvested stock options in the event of a corporate transaction.
The Company estimated the fair value of the stock options on the date of grant using the following assumptions in the Black-Scholes option-pricing model:

	Year Ended December 31,
	2021	2020
Estimated dividend yield	0%	0%
Expected share price volatility (weighted average and range, if applicable)	91.4% (90.7% to 93.1%)	91.5% (89.4% to 91.6%)
Risk-free interest rate (weighted average and range, if applicable)	0.78% (0.62% to 1.32%)	0.46% (0.34% to 0.75%)
Expected term of options (in years) (weighted average and range, if applicable)	6.05 (6.00 to 6.25)	6.00
•Fair Value of Common Stock. As the Company’s common stock was not publicly traded prior to the Merger, the fair value of the shares of its common stock underlying the options has historically been determined by the Company’s board of directors with input from management, after considering independent third-party valuation reports.
•Expected Term. The expected term represents the period that stock options are expected to be outstanding. The Company calculated the expected term using the simplified method for options, which is available where there is insufficient historical data about exercise patterns and post-vesting employment termination behavior. The simplified method is based on the vesting period and the contractual term for each grant, or for each vesting-tranche for awards with graded vesting. The mid-point between the vesting date and the maximum contractual expiration date is used as the expected term under this method. For awards with multiple vesting-tranches, the times from grant until the mid-points for each of the tranches may be averaged to provide an overall expected term.
•Expected Volatility. The expected volatility was based on the historical share volatility of several publicly traded peer companies over a period of time equal to the expected term of the options, as the Company has a limited trading history to use the volatility of its common stock. For purposes of identifying these peer companies, the Company considered the industry, stage of development, size and financial leverage of potential comparable companies.
•Risk-Free Interest Rate. The risk-free interest rate was based on the yields of U.S. Treasury zero-coupon securities with maturities similar in duration to the expected term of the options.
•Expected Dividend Yield. The Company has not paid dividends on its common stock nor does it expect to pay dividends in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.
At December 31, 2021, there were 7,418,937 options remaining available for grant under the 2021 Plan. The Company has sufficient authorized and unissued shares to make all issuances currently available under the 2021 Plan.
The following tables show a summary of stock-based compensation expense included in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020, and remaining unrecognized cost as of December 31, 2021 and 2020:

	Year Ended December 31,
($ in thousands)	2021	2020
Research and development	$3,220	$1,135
General and administrative	6,926	3,559
Total	$10,146	$4,694

	As of December 31,
($ in thousands)	2021	2020
Unrecognized share-based compensation cost	$13,346	$5,789
Expected weighted average period compensation costs to be recognized (years)	2.3	1.7
A summary of option activity under the Company’s stock option plans during the years ended December 31, 2021 and 2020 is presented below:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Granted	2,250,617	10.25
Exercised	(188,278)	2.98
Forfeited	(164,409)	8.47
Options outstanding at December 31, 2021	6,711,192	$7.48	5.3	$8,276
Vested and exercisable, December 31, 2021	4,642,546	$6.28	3.6	$8,276
Vested and expected to vest, December 31, 2021	6,711,192	$7.48	5.3	$8,276
The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $1.4 million and $1.4 million, respectively.
The weighted-average grant-date fair value per share of options granted during the years ended December 31, 2021 and 2020 was $7.63 and $7.26, respectively.